Outstanding Long-Term Debt Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 3.4% and 4.0% in 2015 and 2014, respectively)	$ 957	$ 516
Unamortized discount, net of premium	(5,824)	(2,954)
Unamortized debt issuance costs	(465)	(507)
Total long-term debt, including current maturities	109,565	112,426
Less long-term debt maturing within one year	6,325	2,397
Total long-term debt	$ 103,240	110,029
Verizon Communications | 0.30% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	0.30%
Interest rate range, maximum	3.85%
Maturity date range, start	2016
Maturity date range, end	2042
Notes payable and other	$ 26,281	27,617
Verizon Communications | 4.15% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.15%
Interest rate range, maximum	5.50%
Maturity date range, start	2018
Maturity date range, end	2055
Notes payable and other	$ 51,156	40,701
Verizon Communications | 5.85% - 6.90% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.85%
Interest rate range, maximum	6.90%
Maturity date range, start	2018
Maturity date range, end	2054
Notes payable and other	$ 16,420	24,341
Verizon Communications | 7.35% - 8.95% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	$ 2,300	2,264
Verizon Communications | Floating Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2016
Maturity date range, end	2025
Notes payable and other	$ 14,100	14,600
Verizon Wireless | 8.88% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest Rate	8.88%
Maturity date	2018
Notes payable and other	$ 68	676
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.80%
Interest rate range, maximum	7.88%
Maturity date range, start	2029
Maturity date range, end	2032
Notes payable and other	$ 686	686
Telephone Subsidiaries | 5.13% - 6.50% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.13%
Interest rate range, maximum	6.50%
Maturity date range, start	2028
Maturity date range, end	2033
Notes payable and other	$ 575	1,075
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.38%
Interest rate range, maximum	7.88%
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	$ 1,099	1,099
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
Notes payable and other	$ 780	880
Other Subsidiaries | 6.84% - 8.75% Debentures And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,432	$ 1,432